Schedule of Investments (unaudited)
August 31, 2025
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
General Electric Co.	89,057	$ 24,508,487
Lockheed Martin Corp.	26,005	11,848,658
		36,357,145
Air Freight & Logistics — 0.7%
FedEx Corp.	106,572	24,625,592
Automobile Components — 0.9%
BorgWarner, Inc.	682,630	29,189,259
Automobiles — 1.4%
Tesla, Inc.(a)	142,285	47,504,693
Banks — 3.6%
Bank of America Corp.	1,191,484	60,455,898
Citigroup, Inc.	100,404	9,696,014
JPMorgan Chase & Co.	159,446	48,060,214
		118,212,126
Biotechnology — 2.7%
AbbVie, Inc.	185,319	38,991,117
Natera, Inc.(a)	65,187	10,967,713
Regeneron Pharmaceuticals, Inc.	49,130	28,529,791
United Therapeutics Corp.(a)	28,410	8,658,232
		87,146,853
Broadline Retail — 4.8%
Amazon.com, Inc.(a)	685,215	156,914,235
Capital Markets — 6.2%
Blackstone, Inc., Class A	147,632	25,304,125
Charles Schwab Corp. (The)	509,739	48,853,386
CME Group, Inc., Class A	115,177	30,695,822
Intercontinental Exchange, Inc.	107,056	18,906,089
Moody’s Corp.	60,163	30,668,691
Morgan Stanley	331,287	49,852,068
		204,280,181
Chemicals — 1.2%
Corteva, Inc.	553,017	41,028,331
Commercial Services & Supplies — 0.8%
Cintas Corp.	127,945	26,872,288
Communications Equipment — 1.5%
Arista Networks, Inc.(a)	120,166	16,408,667
Motorola Solutions, Inc.	70,292	33,210,159
		49,618,826
Construction & Engineering — 1.3%
Comfort Systems U.S.A., Inc.	30,363	21,356,727
MasTec, Inc.(a)	112,758	20,487,001
		41,843,728
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp.	39,722	37,470,557
Walmart, Inc.	614,913	59,634,263
		97,104,820
Electric Utilities — 0.6%
Entergy Corp.	236,994	20,876,801
Electrical Equipment — 0.8%
AMETEK, Inc.	141,790	26,202,792
Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	367,530	40,009,316
Flex Ltd.(a)	310,373	16,642,200
		56,651,516
Security	Shares	Value
Entertainment — 1.3%
Netflix, Inc.(a)	34,892	$ 42,158,259
Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B(a)	70,587	35,503,849
Mastercard, Inc., Class A	26,039	15,500,756
Visa, Inc., Class A	104,991	36,933,734
		87,938,339
Ground Transportation — 1.1%
Union Pacific Corp.	158,472	35,429,585
Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(a)	328,154	34,620,247
Medtronic PLC	123,347	11,447,835
		46,068,082
Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	260,074	38,693,810
Centene Corp.(a)	274,834	7,981,179
UnitedHealth Group, Inc.	72,894	22,587,664
		69,262,653
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	51	393
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.	6,367	35,649,151
Darden Restaurants, Inc.	111,764	23,128,442
		58,777,593
Household Durables — 1.2%
Garmin Ltd.	70,913	17,148,182
Toll Brothers, Inc.	156,535	21,758,365
		38,906,547
Insurance — 1.5%
Progressive Corp. (The)	69,903	17,270,235
Travelers Cos., Inc. (The)	120,279	32,656,951
		49,927,186
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A	423,808	90,232,961
Alphabet, Inc., Class C, NVS	257,997	55,090,100
Meta Platforms, Inc., Class A	141,229	104,325,862
		249,648,923
Leisure Products — 0.6%
Hasbro, Inc.	225,234	18,282,244
Machinery — 2.0%
Flowserve Corp.	193,324	10,373,766
Mueller Industries, Inc.	270,542	25,955,800
Parker-Hannifin Corp.	37,878	28,762,659
		65,092,225
Media — 0.9%
Comcast Corp., Class A	831,595	28,249,282
Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	246,429	10,941,448
Newmont Corp.	197,369	14,684,253
		25,625,701
Oil, Gas & Consumable Fuels — 1.7%
Devon Energy Corp.	979,150	35,347,315
Williams Cos., Inc. (The)	338,491	19,591,859
		54,939,174
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	171,391	10,588,536

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	564,788	$ 26,646,698
Eli Lilly & Co.	66,605	48,793,491
Pfizer, Inc.	1,756,417	43,488,885
		118,929,074
Retail REITs — 0.5%
Simon Property Group, Inc.	96,405	17,416,527
Semiconductors & Semiconductor Equipment — 11.8%
Broadcom, Inc.	251,011	74,648,161
Lam Research Corp.	373,041	37,360,056
Marvell Technology, Inc.	108,649	6,830,220
NVIDIA Corp.	1,423,573	247,957,945
QUALCOMM, Inc.	118,422	19,033,968
		385,830,350
Software — 12.5%
Adobe, Inc.(a)	55,957	19,959,862
Elastic NV(a)	166,826	14,190,220
Figma, Inc., Class A(a)(b)	16,759	1,177,822
HubSpot, Inc.(a)	35,590	17,196,020
Intuit, Inc.	46,583	31,070,861
Microsoft Corp.	480,322	243,374,354
Palantir Technologies, Inc., Class A(a)	150,005	23,507,284
Salesforce, Inc.	159,233	40,803,456
ServiceNow, Inc.(a)	21,460	19,688,692
		410,968,571
Specialized REITs — 0.8%
Equinix, Inc.	31,391	24,679,290
Specialty Retail — 1.9%
Home Depot, Inc. (The)	125,460	51,033,364
Lithia Motors, Inc., Class A	38,280	12,888,111
		63,921,475
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 6.5%
Apple Inc.	916,979	$ 212,867,505
Textiles, Apparel & Luxury Goods — 0.6%
Ralph Lauren Corp., Class A	66,858	19,852,146
Tobacco — 0.5%
Philip Morris International, Inc.	102,938	17,204,028
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	131,976	33,256,632
Total Long-Term Investments — 99.0% (Cost: $2,058,037,267)		3,250,249,506
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	1,205,563	1,206,166
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(c)(d)	30,253,144	30,253,144
Total Short-Term Securities — 1.0% (Cost: $31,459,310)		31,459,310
Total Investments — 100.0% (Cost: $2,089,496,577)		3,281,708,816
Other Assets Less Liabilities — 0.0%		1,421,348
Net Assets — 100.0%		$ 3,283,130,164

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 1,206,087 (a)	$ —	$ 79	$ —	$ 1,206,166	1,205,563	$ 477 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	29,457,388	795,756 (a)	—	—	—	30,253,144	30,253,144	309,747	—
				$ 79	$ —	$ 31,459,310		$ 310,224	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Large Cap Core Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	111	09/19/25	$ 35,924	$ 1,608,919
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,250,249,506	$ —	$ —	$ 3,250,249,506
Short-Term Securities
Money Market Funds	31,459,310	—	—	31,459,310
	$ 3,281,708,816	$ —	$ —	$ 3,281,708,816
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,608,919	$ —	$ —	$ 1,608,919

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust